Prepaid Expenses and Receivables (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Receivables [Line Items]
Prepaid expenses and receivables	$ 10,853	$ 3,968
Governmental institutions [Member]
Prepaid Expenses and Receivables [Line Items]
Prepaid expenses and receivables	$ 10,853	$ 3,968